Notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of notes payable
Notes payable consist of the following as of December 31, 2024 and 2023:

	As of
	December 31, 2024	December 31, 2023
Senior Secured Notes – 2026	$460,000	$475,000
Bloom Notes – 2024	16,500	47,500
Bloom Notes – 2025	60,000	60,000
Seller notes payable	4,364	6,567
ABL Facility – EWB	12,000	6,500
Needham LOC	11,100	—
Other notes payable	15,439	11,889
Less: Unamortized debt discount/premium and deferred financing fees	(10,783)	(19,689)
Notes payable, net of unamortized debt discount/premium and deferred financing fees	568,620	587,767
Less: Notes payable - current	(101,723)	(39,478)
Notes payable - net of current	$466,897	$548,289

Schedule of credit facilities
Below is a summary of the Company’s credit facilities outstanding as of December 31, 2024:

Credit facility	Original facility size		Outstanding balance		Stated interest rate		Maturity date
Senior Secured Notes – 2026	$475,000		$460,000		8.0%	(5)	December 15, 2026
Bloom Notes – 2024	50,000	(3)	16,500		10.0%	(6)	January 18, 2025/ October 18, 2024(4)
Bloom Notes – 2025	60,000		60,000		4.0%	(7)	January 17, 2025(13)
Seller notes payable - Scottsdale Note(1)	4,600		4,364		5.0%	(8)	December 1, 2036
ABL Facility - EWB Note	12,000		12,000		6.0%	(12)	August 25, 2025
Needham LOC	40,000		11,100		7.99%	(14)	December 15, 2026(15)
Other notes payable - BHH Note(2)	7,500		7,500		15.0%	(9)	September 30, 2025
Other notes payable - VOWL Note(2)	2,226		1,989		5.9%	(10)	March 30, 2025
Other notes payable - NGC Note(2)	1,600		1,699	(11)	10.0%	(11)	March 31, 2025
Other notes payable - miscellaneous(2)	2,799		4,251		Various		Various
	$655,725		$579,403

(1) The Company has a seller note payable incurred in connection with the Company’s purchase of a building in Scottsdale, Arizona (the “Scottsdale Note”).
(2) The Company has a note payable (the “BHH Note”) with Tangela Holdings, Ltd (“Tangela”) and Portiagate Investment LTD, which was executed in the last quarter of 2020 and amended in the third quarter of 2022, in connection with the Company gaining a controlling interest in Broad Horizons Holdings, LLC (“BHH”). In addition, the Company has a separate note payable with Tangela, which was executed to fund bulk purchases of cannabis for resale by NGC (the “NGC Note”). Lastly, Four20 Pharma GmbH (“Four20”), a subsidiary of the Company, has a note payable with Verbundvolksbank OWL (the “VOWL Note”). Other notes payable - miscellaneous is comprised of various immaterial loans held by Curaleaf International.

(3) As part of a settlement agreement reached in April 2023, between the Company and the former owners of Bloom, the principal balance of the Bloom Notes - 2024 was reduced to $47.5 million.
(4) The Installment Amount (as defined herein) matured on October 18, 2024, and the Conversion Amount matured on January 18, 2025. The Conversion Amount was settled in its entirety through the issuance of SVS, as discussed further herein in the section titled “Bloom Notes”.

(5) Compounded semi-annually and payable in arrears on June 15th and December 15th of each year.
(6) Only the Installment Amount (as defined herein) of $31.0 million for which interest is computed daily on the basis of a 360-day year. Interest is due at maturity on October 18, 2024.
(7) Computed daily on the basis of a 360-day year and payable at maturity.
(8) Calculated on the basis of a 360-day year for the actual number of days elapsed for any period of time. Interest is due on the 23rd of each month.
(9) Computed daily on the basis of a 365-day year (or 366 days in the case of a leap year) and payable quarterly in arrears on each January 1, April 1, and October 1 following the closing date, with the final interest payment due and payable on the maturity date.

(10) Interest is calculated on a 360-day year at a fixed rate of 5.9% until the end of the loan term. Interest is due on the 30th of each month.
(11) Computed on the basis of a 365-day year. Interest is due at maturity. As a payment-in-kind loan, interest accrued increases the outstanding balance of the loan each reporting period.
(12) Calculated on the basis of a 360-day year for the actual number of days elapsed for any period of time. Interest is due on the 25th of each month.
(13) In January 2025, the Bloom Note - 2025 was exchanged for senior secured notes due January 17, 2027; see Note 30 — Subsequent events for further details.
(14) Calculated on the basis of a 360-day year. Interest is due on the 6th of each month.
(15) The Company has the option to extend the Needham LOC to December 15, 2028, subject to certain conditions specified in the agreement.
The Company’s interest expense by credit facility for the year ended December 31, 2024 is as follows:

		Year ended December 31, 2024
	Effective interest rate	Stated debt interest	Amortization of debt discount/premium and deferred financing fees	Total interest expense (2)
Senior Secured Notes – 2026	9.33%	$(36,750)	$(4,805)	$(41,555)
Bloom Notes – 2024	10.00%	(3,027)	—	(3,027)
Bloom Notes – 2025	10.35%	(2,440)	(3,644)	(6,084)
Seller notes payable - Phyto Note(1)	7.50%	(223)	—	(223)
Seller notes payable - Scottsdale Note	5.00%	(239)	—	(239)
ABL Facility - EWB Note	6.00%	(607)	—	(607)
Needham LOC	7.99%	(34)	—	(34)
Other notes payable - BHH Note	14.79%	(1,128)	—	(1,128)
Other notes payable - VOWL Note	5.90%	(183)	—	(183)
Other notes payable - NGC Note	12.00%	(100)	—	(100)
Other notes payable - miscellaneous	various	12	—	12
		$(44,719)	$(8,449)	$(53,168)

(1) The Phyto Note was paid in full on July 1, 2024.
(2) Total interest expense herein does not reconcile to Interest expense as presented on the Consolidated Statements of Operations, as it does not include interest recognized by the Company on its deferred consideration liabilities during the periods presented. Refer to Note 4 — Acquisitions — Deferred consideration for additional information.

The Company’s interest expense by credit facility for the year ended December 31, 2023 is as follows:

		Year ended December 31, 2023
	Effective interest rate	Stated debt interest	Amortization of debt discount/premium and deferred financing fees	Total interest expense (3)
Senior Secured Notes – 2026	8.00%	$(38,000)	$(4,193)	$(42,193)
Bloom Notes – 2023(1)	7.99%	—	(74)	(74)
Bloom Notes – 2024	10.00%	(2,825)	(1,030)	(3,855)
Bloom Notes – 2025	10.35%	(2,433)	(3,274)	(5,707)
Seller notes payable - Phyto Note(2)	7.50%	(105)	—	(105)
Seller notes payable - Scottsdale Note	5.00%	(222)	—	(222)
ABL Facility - EWB Note	6.00%	(118)	—	(118)
Other notes payable - BHH Note	14.79%	(1,125)	—	(1,125)
Other notes payable - VOWL Note	5.90%	(304)	—	(304)
Other notes payable - miscellaneous	various	(5)	—	(5)
		$(45,137)	$(8,571)	$(53,708)

(1) The Company paid the Bloom Note – 2023 in full in the second quarter of 2023; upon which time, the Company ceased accruing interest on the Bloom Notes - 2023. As part of a settlement agreement reached in April 2023, between the Company and the former owners of Bloom, the parties agreed to reduce the future principal payments of the 12-month Bloom Note by $6.0 million.

(2) The Phyto Note was paid in full on July 1, 2024.
(3) Total interest expense herein does not reconcile to Interest expense as presented on the Consolidated Statements of Operations, as it does not include interest recognized by the Company on its deferred consideration liabilities during the periods presented. Refer to Note 4 — Acquisitions — Deferred consideration for additional information.

Schedule of future principal payments due under notes payable
As of December 31, 2024, future principal payment obligations related to the Company’s notes payable were as follows:

Fiscal year:	Amount
2025	$102,195
2026	471,395
2027	318
2028	2,304
2029 and thereafter	3,191
Total future principal payments	$579,403

Schedule of debt redemption
Subject to the consent of Needham Bank under the Needham LOC, the Senior Secured Notes – 2026, inclusive of accrued and unpaid interest, may be redeemed early, but are subject to a prepayment premium that is dependent on the loan year as follows:

Loan year	Prepayment redemption prices
June 15, 2024 to June 14, 2025	102.00%
June 15, 2025 and thereafter	100.00%